Goodwill and Intangible Assets, Net - Summary of Changes in intangible Asset (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period	$ 41,188	$ 36,566	$ 32,940
Additions (disposals), net	(229)	(598)	(186)
Business combinations	76	0	616
Reclassifications (notes 4.1, 4.2 and 12)	(27)	0	1
Amortization for the period	(2,037)	(1,950)	(1,572)
Impairment losses	(50)	(25)	(10)
Foreign currency translation effects	514	7,195	4,777
Balance at the end of period	39,435	41,188	36,566
Extraction rights [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period	35,047	30,327
Additions (disposals), net	278	201
Business combinations	0	0
Reclassifications (notes 4.1, 4.2 and 12)	0	0
Amortization for the period	(716)	(712)
Impairment losses	(38)	(6)
Foreign currency translation effects	(1,448)	5,237
Balance at the end of period	33,123	35,047	30,327
Industrial property and trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period	357	622
Additions (disposals), net	(783)	(760)
Business combinations	0	0
Reclassifications (notes 4.1, 4.2 and 12)	0	0
Amortization for the period	(110)	(293)
Impairment losses	0	0
Foreign currency translation effects	1,101	788
Balance at the end of period	565	357	622
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period	259	1,004
Additions (disposals), net	0	0
Business combinations	0	0
Reclassifications (notes 4.1, 4.2 and 12)	(27)	0
Amortization for the period	(225)	(658)
Impairment losses	0	0
Foreign currency translation effects	0	(87)
Balance at the end of period	7	259	1,004
Mining projects [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period	877	805
Additions (disposals), net	(148)	(382)
Business combinations	4	0
Reclassifications (notes 4.1, 4.2 and 12)	0	0
Amortization for the period	(12)	(12)
Impairment losses	0	0
Foreign currency translation effects	(20)	466
Balance at the end of period	701	877	805
Others intangible assets [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of period	4,648	3,808
Additions (disposals), net	424	343
Business combinations	72	0
Reclassifications (notes 4.1, 4.2 and 12)	0	0
Amortization for the period	(974)	(275)
Impairment losses	(12)	(19)
Foreign currency translation effects	881	791
Balance at the end of period	$ 5,039	$ 4,648	$ 3,808